Sale of businesses - Narrative (Details) - USD ($) $ in Millions				6 Months Ended
	Sep. 30, 2025	Jul. 03, 2025	Jul. 01, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of business disposal [line items]
Non-operating items				$ 7	$ (54)
Diageo Operations Italy S.p.A
Disclosure of business disposal [line items]
Cash received	$ 120
Decrease through loss of control of subsidiary, property, plant and equipment	$ (144)
Non-operating items				(6)
Exchange recycled from other comprehensive income				(6)
Seychelles Breweries Limited (6)
Disclosure of business disposal [line items]
Cash received			$ 89
Decrease through loss of control of subsidiary, property, plant and equipment			$ (32)
Non-operating items				62
Exchange recycled from other comprehensive income				(8)
Guinness Ghana Breweries PLC (7)
Disclosure of business disposal [line items]
Cash received		$ 81
Decrease through loss of control of subsidiary, property, plant and equipment		$ (64)
Non-operating items				(49)
Exchange recycled from other comprehensive income				(94)
Hyperinflationary adjustment recycled from other comprehensive income				$ 22